GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
General And Administrative Expenses
GENERAL AND ADMINISTRATIVE EXPENSES

16. GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31,
	2021	2020	2019
	$	$	$
Bad debt	-	2,977	-
Bank service charges	6,806	5,910	5,916
Filing and registration fees	59,635	37,715	72,076
Foreign exchange	153	6,350	150
Insurance	44,784	38,283	33,557
Investor relations	5,312	1,265	1,990
Office maintenance	30,738	17,550	49,713
Regulatory	8,380	-	-
Rent	12,810	5,268	15
Travel	14,382	5,259	35,420
	183,000	120,577	198,837